Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Operating taxes and levies recognized in the income statement

(in millions of euros)	2021	2020	2019
Territorial Economic Contribution, IFER and similar taxes(1)	(652)	(795)	(758)
Spectrum fees	(360)	(341)	(329)
Levies on telecommunication services	(329)	(319)	(276)
Other operating taxes and levies	(586)	(469)	(465)
Total	(1,926)	(1,924)	(1,827)

(1)  Including in 2021a reduction of the territorial economic contribution (TEC) for (139) million euros. This decrease is explained by the reduction of the applicable rate of the company value-added contribution (CVAE), which is the main component of the TEC.

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Value added tax (VAT)	1,025	966	996
Other operating taxes and levies	138	138	94
Operating taxes and levies - receivables	1,163	1,104	1,090
Value added tax (VAT)	(682)	(652)	(649)
Territorial Economic Contribution, IFER and similar taxes	(89)	(87)	(90)
Spectrum fees	(18)	(21)	(22)
Levies on telecommunication services	(143)	(128)	(118)
Other operating taxes and levies	(504)	(391)	(408)
Operating taxes and levies - payables	(1,436)	(1,279)	(1,287)
Operating taxes and levies - net	(273)	(175)	(197)

Net operating taxes and levies (payable)

(in millions of euros)	2021	2020	2019
Net tax liabilities and operating taxes and levies - in the opening balance	(175)	(197)	(295)
Operating taxes and levies recognized in profit or loss	(1,926)	(1,924)	(1,827)
Operating taxes and levies paid(1)	1,914	1,929	1,939
Changes in the scope of consolidation	(67)	—	3
Translation adjustment	(19)	20	(16)
Reclassifications and other items	(1)	(3)	(1)
Net tax liabilities and operating taxes and levies - in the closing balance	(273)	(175)	(197)

(1) Including in 2021 the reclassification in the consolidated statement of cash flows of 34 million euros as investing activities corresponding to the VAT disbursement made by Orange Polska as part of the FiberCo transaction in Poland.

Income tax in profit and loss

(in millions of euros)	2021	2020	2019
Orange SA tax group	3	1,556	(875)
• Current tax	(129)	1,801	(559)
o/w tax income related to the 2005-2006 tax dispute	—	2,246	—
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(129)	(444)	(559)
• Deferred tax	133	(246)	(316)
Spanish tax group	(115)	(146)	(123)
• Current tax	(0)	(40)	(84)
• Deferred tax	(115)	(106)	(39)
Africa & Middle East	(431)	(341)	(296)
• Current tax	(420)	(343)	(294)
• Deferred tax	(11)	2	(1)
United Kingdom	(264)	(137)	(66)
• Current tax	(76)	(75)	(66)
• Deferred tax	(188)	(63)	(0)
Other subsidiaries (1)	(156)	(83)	(86)
• Current tax	(125)	(99)	(89)
• Deferred tax	(31)	16	3
Total Income taxes	(962)	848	(1,447)
• Current tax	(750)	1,245	(1,093)
o/w tax income related to the 2005-2006 tax dispute	0	2,246	—
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(750)	(1,001)	(1,093)
• Deferred tax	(212)	(396)	(354)

(1)	In 2021, include an income tax expense of (74) million euros related notably to the gain arising from the loss of sole control over the FiberCo (see Note 3.2)

Effective income tax on continuing operations

(in millions of euros)	Note	2021	2020	2019
Profit before tax		1,740	4,207	4,669
Statutory tax rate in France		28.41%	32.02%	34.43%
Theoretical income tax		(494)	(1,347)	(1,608)
Reconciling items :
Tax income related to the 2005-2006 tax dispute (1)		—	2,246	—
Impairment of goodwill (2)	7.1	(1,052)	—	(19)
Impairment of BT shares	13.7	—	—	(34)
Impact related to the loss of sole control over Orange Concessions		557	—	—
Share of profits (losses) of associates and joint ventures		1	(1)	3
Adjustment of prior-year taxes		(23)	1	10
Recognition / (derecognition) of deferred tax assets		(149)	(98)	(36)
Difference in tax rates (3)		85	157	192
Change in applicable tax rates (4)		(235)	(92)	43
Other reconciling items(5)		348	(18)	2
Effective income tax		(962)	848	(1,447)
Effective tax rate (ETR)		55.31%	(20.17)%	30.99%

(1)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d’Etat on the tax dispute in respect of fiscal years 2005-2006. The impact of this tax income on the effective tax rate is (53.3) basis points. Excluding this item, the Group ETR would be 33.2% in 2020.
(2)	Reconciling item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in “Difference in tax rates”. In 2021, the (3,702) million euros impairment loss recorded on goodwill in Spain generates a reconciling item at the Group tax rate of (1,052) million euros. Excluding this effect, the Group ETR is 17.7% in 2021.
(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19%) and Spain (tax rate of 25%).
(4)	Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation, as well as the impact of the booking over the period of deferred tax at tax rates that differ from the rate applicable in the current fiscal year.
(5)	Includes in 2021 a tax income recorded resulting from the reassessment of an income tax charge booked in periods before those presented.

Corporate income tax on other comprehensive income

(in millions of euros)	2021		2020		2019
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits(1)	59	(14)	(13)	1	(62)	18
Assets at fair value	11	—	94	—	(16)	—
Cash flow hedges	317	(84)	22	(10)	144	(47)
Translation adjustment	200	—	(414)	—	78	—
Other comprehensive income of associates and joint ventures	1	—	—	—	—	—
Total presented in other comprehensive income	587	(98)	(311)	(9)	145	(29)

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

Tax position in the statement of financial position

	December 31, 2021			December 31, 2020 (1)			December 31, 2019 (1)
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	26	—	26	—	359	(359)	—	385	(385)
• Deferred tax (2)	362	—	362	327	—	327	581	—	581
Spanish tax group
• Current tax	13	—	13	12	—	12	—	32	(32)
• Deferred tax (3)	—	211	(211)	—	95	(95)	11	—	11
Africa & Middle East
• Current tax	62	328	(266)	45	228	(183)	43	212	(168)
• Deferred tax	127	93	34	103	55	48	92	55	37
United Kingdom
• Current tax	—	5	(5)	—	4	(4)	—	30	(30)
• Deferred tax (4)	—	787	(787)	—	600	(600)	1	539	(538)
Other subsidiaries
• Current tax	80	92	(12)	70	82	(12)	76	90	(14)
• Deferred tax	202	94	109	244	105	139	255	108	147
Total
• Current tax	181	425	(244)	128	673	(545)	120	748	(629)
• Deferred tax	692	1,185	(493)	674	855	(181)	940	703	238

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).
(2)	Mainly includes deferred tax assets on employee benefits.
(3)	The recognized deferred tax assets are offset by the deferred tax liabilities on the goodwill which is tax deductible.
(4)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2021	2020	2019
Net current tax assets / (liabilities) in the opening balance	(545)	(629)	(636)
Cash tax payments / (reimbursements)(1)	1,028	(1,160)	1,079
Change in income statement (1)	(750)	1,245	(1,093)
Change in other comprehensive income	—	—	—
Change in retained earnings (2)	29	(2)	48
Changes in the scope of consolidation	1	(0)	(1)
Translation adjustment	(7)	4	(1)
Reclassification and other items	0	(4)	(24)
Net current tax assets / (liabilities) in the closing balance	(244)	(545)	(629)

(1)	In 2021, include disbursements and income tax expenses on gain arising from losses of sole control over Orange Concessions in France and FiberCo in Poland in the amounts of 47 million euros and 27 million euros respectively, reclassified in investing activities in the Group statement of cash flows. In 2020, include the reimbursement and tax income of 2,246 million euros in respect of the tax dispute for 2005-2006.
(2)	Mainly corresponds to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2021	2020 (1)	2019 (1)
Net deferred tax assets / (liabilities) in the opening balance	(181)	238	735
Change in income statement	(212)	(396)	(354)
Change in other comprehensive income	(98)	(9)	(30)
Change in retained earnings	5	—	(35)
Change in the scope of consolidation	(1)	(2)	(76)
Translation adjustment	(5)	(10)	0
Reclassification and other items	(1)	(2)	(3)
Net deferred tax assets / (liabilities) in the closing balance	(493)	(181)	238

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

Deferred tax assets and liabilities by type

	December 31, 2021			December 31, 2020			December 31, 2019
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations(1)	705	—	218	499	—	(154)	652	—	(169)
Fixed assets	528	1,476	(218)	552	1,275	(111)	614	1,216	(68)
Tax losses carryforward	3,958	—	37	3,887	—	8	3,895	—	8
Other temporary differences	2,673	2,960	(76)	2,690	2,821	(71)	2,812	2,858	(83)
Deferred tax	7,865	4,436	(38)	7,629	4,096	(327)	7,973	4,074	(312)
Depreciation of deferred tax assets	(3,922)	—	(174)	(3,714)	—	(69)	(3,661)	—	(41)
Netting	(3,251)	(3,251)	—	(3,241)	(3,241)	—	(3,372)	(3,372)	—
Total	692	1,185	(212)	674	855	(396)	940	703	(354)

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).